Schedule of Note Receivable Related Party (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less: allowance for doubtful accounts	$ 1,533,924	$ 1,192,340	$ 766,692
Notes receivable – net
Next NRG Holding Corp [Member]
Note receivable		2,770,700	248,095
Interest receivable		177,548
Less: accretion discount		56,475
Less: allowance for doubtful accounts	313,541	309,098	291,841
Notes receivable – net		2,582,675	72,191
Interest receivable	$ 4,443	$ 17,257	$ 115,937